Debt - Senior Secured Credit Facilities (Details)					3 Months Ended	12 Months Ended
	Aug. 23, 2017 USD ($)	Mar. 31, 2017 USD ($)	Feb. 22, 2017 USD ($)	Jul. 18, 2016 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2013 USD ($)	Feb. 28, 2013 USD ($)
Debt Instrument [Line Items]
Repayments of debt						$ 1,880,506,000	$ 999,868,000	$ 960,807,000
Loss on extinguishment of debt						(1,012,000)	(3,683,000)	$ (38,783,000)
Net unamortized discount						9,000,000	6,000,000
Face value of outstanding debt						3,430,895,000	3,309,248,000
Outstanding letters of credit						21,000,000	35,000,000
Line of Credit | Prior Revolver
Debt Instrument [Line Items]
Loss on extinguishment of debt				$ (4,000,000)
Line of Credit | Fourth Incremental Term Facility Amendment
Debt Instrument [Line Items]
Extension of maturity date	1 year
Line of Credit | Fourth Incremental Term Facility Amendment | Eurocurrency
Debt Instrument [Line Items]
Marginal interest rate	2.25%
Line of Credit | Fourth Incremental Term Facility Amendment | Base Rate
Debt Instrument [Line Items]
Marginal interest rate	1.25%
Mortgage Facility
Debt Instrument [Line Items]
Extinguishment of debt		$ 80,000,000			$ 80,000,000
Face value of outstanding debt						$ 0	79,741,000
Term Loan | Line of Credit
Debt Instrument [Line Items]
Extinguishment of debt			$ 1,761,000,000
Payment of financing fees			12,000,000
Term Loan | Line of Credit | Amended And Restated Credit Agreement, Term Loan B
Debt Instrument [Line Items]
Credit facility amount											$ 1,775,000,000
Term Loan | Line of Credit | Amended And Restated Credit Agreement, Term Loan C
Debt Instrument [Line Items]
Credit facility amount											425,000,000
Term Loan | Line of Credit | Incremental Term Loan Facility
Debt Instrument [Line Items]
Credit facility amount										$ 350,000,000
Term Loan | Line of Credit | Second Amended and Restated Credit Agreement, Term Loan A
Debt Instrument [Line Items]
Credit facility amount				600,000,000
Proceeds from line of credit				597,000,000
Discount on line of credit				3,000,000
Term Loan | Line of Credit | Third Incremental Term Facility Amendment
Debt Instrument [Line Items]
Credit facility amount			1,900,000,000
Proceeds from line of credit			1,898,000,000
Discount on line of credit			$ 2,000,000
Net unamortized discount		2,000,000			2,000,000
Term Loan | Line of Credit | Second Amended and Restated Credit Agreement
Debt Instrument [Line Items]
Debt issuance costs		9,000,000			9,000,000
Net unamortized discount		$ 3,000,000			$ 3,000,000
Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Extinguishment of debt				120,000,000
Payment of financing fees				11,000,000
Revolving Credit Facility | Line of Credit | Amended And Restated Credit Agreement
Debt Instrument [Line Items]
Credit facility amount											$ 352,000,000
Revolving Credit Facility | Line of Credit | Second Amended and Restated Credit Agreement, New Revolver
Debt Instrument [Line Items]
Credit facility amount				400,000,000
Revolving Credit Facility | Line of Credit | Fourth Incremental Term Facility Amendment
Debt Instrument [Line Items]
Credit facility amount	$ 400,000,000
Senior secured first-lien net leverage ratio	3.75
Revolving Credit Facility | Senior Secured Credit Facilities
Debt Instrument [Line Items]
Face value of outstanding debt									$ 0
Term Loan B and Incremental Term Loan Facility | Line of Credit | Term Loan B and Incremental Term Loan Facility
Debt Instrument [Line Items]
Repayments of debt				$ 350,000,000
Term Loan B | Line of Credit
Debt Instrument [Line Items]
Marginal interest rate						2.25%
Face value of outstanding debt						$ 1,881,048,000	0
Term Loan B | Line of Credit | Fourth Incremental Term Facility Amendment
Debt Instrument [Line Items]
Credit facility amount	$ 1,891,000,000
Senior secured first-lien net leverage ratio	3.00
Term Loan B | Line of Credit | Fourth Incremental Term Facility Amendment | Eurocurrency
Debt Instrument [Line Items]
Marginal interest rate	2.25%
Term Loan B | Line of Credit | Fourth Incremental Term Facility Amendment | Base Rate
Debt Instrument [Line Items]
Marginal interest rate	1.25%
Term Loan A | Line of Credit
Debt Instrument [Line Items]
Marginal interest rate						2.00%
Face value of outstanding debt						$ 555,750,000	$ 0
Term Loan A | Line of Credit | Fourth Incremental Term Facility Amendment
Debt Instrument [Line Items]
Credit facility amount	$ 570,000,000
Senior secured first-lien net leverage ratio	2.25
Term Loan A | Line of Credit | Fourth Incremental Term Facility Amendment | Eurocurrency | Minimum
Debt Instrument [Line Items]
Marginal interest rate	2.50%
Term Loan A | Line of Credit | Fourth Incremental Term Facility Amendment | Eurocurrency | Maximum
Debt Instrument [Line Items]
Marginal interest rate	1.75%
Term Loan A | Line of Credit | Fourth Incremental Term Facility Amendment | Base Rate | Minimum
Debt Instrument [Line Items]
Marginal interest rate	1.50%
Term Loan A | Line of Credit | Fourth Incremental Term Facility Amendment | Base Rate | Maximum
Debt Instrument [Line Items]
Marginal interest rate	0.75%